Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Private Placement Disclosure Abstract
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement with the Sponsor of (i) 450,000 Private Placement Shares at $10.00 per Private Placement Share (for a total purchase price of $4.5 million) and (ii) 1,500,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant (for a total purchase price of $1.5 million), generating gross proceeds to the Company of $6.0 million.

Each Private Placement Warrant entitles the holder thereof to purchase one ordinary share at an exercise price of $11.50 per ordinary share. A portion of the proceeds from the Private Placement was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of (i) 450,000 Private Placement Shares at $10.00 per Private Placement Share (for a total purchase price of $4.5 million) and (ii) 1,500,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant (for a total purchase price of $1.5 million), for an aggregate of $6.0 million from the Sponsor, generating gross proceeds to the Company of $6.0 million.

Each Private Placement Warrant entitles the holder thereof to purchase one ordinary share at an exercise price of $11.50 per ordinary share. A portion of the proceeds from the Private Placement Warrants and the Private Placement Shares were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.